Fair Value of Option Granted Assumptions (Detail)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility of the underlying share	63.00%
Expected dividend yield on the underlying share	0.00%
Risk-free interest rate for the expected term of the option, minimum	2.73%
Risk-free interest rate for the expected term of the option, maximum	2.91%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of the option	5 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of the option	6 years